UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Series Funds

Commodities Strategy Fund
Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund
Multi-Hedge Strategies Fund

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Commodities Strategy Fund

		Market
	Shares	Value
EXCHANGE TRADED FUND(a) - 0.6%
Exchange Traded Fund - 0.6%
iShares S&P GSCI Commodity Indexed Trust*	6,780	$211,197

TOTAL EXCHANGE TRADED FUND
(Cost $196,339)		211,197

	Face	Market
	Amount	Value
STRUCTURED NOTES(b)†† - 21.4%
Commonwealth Bank of Australia, S&P GSCI Total Return Linked Notes at 0.05% due 07/23/10	2,000,000	2,964,460
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 0.00% due 03/18/10	2,500,000	2,572,025
Goldman Sachs Group, S&P GSCI Total Return Linked Notes at 0.00% due 05/27/10	1,500,000	2,031,750

TOTAL STRUCTURED NOTES (Cost $6,000,000)		7,568,235

REPURCHASE AGREEMENTS(b)† - 71.8%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	24,304,306	24,304,306
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	583,263	583,263
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	460,039	460,039
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	49,290	49,290

TOTAL REPURCHASE AGREEMENTS (Cost $25,396,898)		25,396,898

Total Investments - 93.8% (Cost $31,593,237)		$33,176,330
Cash & Other Assets, Less Liabilities - 6.2%		2,178,916

Total Net Assets - 100.0%		$35,355,246

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
May 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $3,494,820)	42	$23,791
April 2010 Goldman Sachs IDX Futures Contracts (Aggregate Market Value of Contracts $12,190,000)	92	(15,500)

(Total Aggregate Market Value of Contracts $15,684,820)		$8,291

†	Repurchase Agreements.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P GSCI Total Return Index was $19,568,235 as of March 31, 2010.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Long/Short Commodities Strategy Fund

	Face	Market
	Amount	Value
STRUCTURED NOTES(b)†† - 10.1%
JPMorgan Chase & Company, C-IGAR Sigma Long-Short Total Return Index Linked Notes 0.07% due 12/01/10	8,000,000	$9,946,105
JPMorgan Chase & Company, C-IGAR Sigma Long-Short Total Return Index Linked Notes 0.23% due 07/09/10	1,500,000	1,933,056

TOTAL STRUCTURED NOTES
(Cost $9,500,000)		11,879,161

REPURCHASE AGREEMENTS(b)† - 80.8%
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	35,518,887	35,518,887
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	28,333,997	28,333,997
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	28,014,896	28,014,896
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	3,001,596	3,001,596

TOTAL REPURCHASE AGREEMENTS
(Cost $94,869,376)		94,869,376

Total Investments - 90.9% (Cost $104,369,376)		$106,748,537
Cash & Other Assets, Less Liabilities - 9.1%		10,687,655

Total Net Assets - 100.0%		$117,436,192

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
May 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $11,545,380)	77	$1,392,781

		Unrealized
	Contracts	Gain (Loss)
May 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $10,472,500)	118	$1,322,787
May 2010 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $10,187,923)	112	221,628
May 2010 LME Primary Aluminum Futures Contracts (Aggregate Market Value of Contracts $9,995,075)	173	220,938
June 2010 BRENT Crude Futures Contracts (Aggregate Market Value of Contracts $10,093,060)	122	213,279
May 2010 Gasoline RBOB Futures Contracts (Aggregate Market Value of Contracts $10,109,925)	105	84,954
May 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $9,601,875)	180	(295,711)

(Total Aggregate Market Value of Contracts $72,005,738)		$3,160,656

COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
May 2010 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $8,935,080)	231	1,420,180
May 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $7,230,525)	321	853,366
May 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $9,211,500)	534	719,264
July 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $1,972,000)	85	202,835

(Total Aggregate Market Value of Contracts $27,349,105)		$3,195,645

†	Repurchase Agreements.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the C-IGAR Sigma Long-Short Total Return Index was $30,879,161 as of March 31, 2010.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Managed Futures Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 57.1%
Federal National Mortgage Association*
0.17% due 07/28/10	50,000,000	$49,972,150
0.45% due 08/02/10	50,000,000	49,964,150
0.18% due 08/23/10	50,000,000	49,958,000
0.24% due 08/23/10	50,000,000	49,958,000
0.20% due 08/25/10	50,000,000	49,957,400
0.21% due 09/13/10	50,000,000	49,945,000
0.29% due 09/20/10	50,000,000	49,942,650
0.39% due 01/18/11	50,000,000	49,845,900
0.46% due 07/30/10	25,000,000	24,985,825
0.42% due 08/09/10	25,000,000	24,981,050
0.25% due 08/16/10	25,000,000	24,980,025
0.31% due 12/13/10	25,000,000	24,941,325
0.33% due 12/20/10	25,000,000	24,939,725
0.33% due 01/18/11	25,000,000	24,922,950
0.46% due 03/01/11	25,000,000	24,888,675
Federal Home Loan Mortgage Corporation*
0.08% due 04/01/10	100,000,000	100,000,000
0.16% due 07/12/10	75,000,000	74,963,850
0.20% due 06/28/10	50,000,000	49,987,800
0.20% due 07/06/10	50,000,000	49,977,350
0.16% due 07/26/10	50,000,000	49,972,600
0.27% due 09/15/10	30,000,000	29,966,610
0.18% due 08/17/10	25,000,000	24,979,875
0.18% due 09/01/10	25,000,000	24,974,500
Farmer Mac*
0.44% due 10/18/10	50,000,000	49,922,200
0.38% due 02/10/11	50,000,000	49,807,500
0.20% due 06/01/10	25,000,000	24,995,775
0.25% due 11/18/10	25,000,000	24,951,875
Federal Home Loan Bank**
0.11% due 04/01/10	100,000,000	100,000,000
0.30% due 09/28/10	25,000,000	24,970,000
Federal Farm Credit Bank**
0.49% due 04/05/10	50,000,000	49,999,650
0.10% due 04/20/10	20,000,000	19,998,944

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $1,323,543,250)		1,323,651,354

FEDERAL AGENCY BONDS(b) - 23.5%
Federal Home Loan Banks**
0.50% due 10/29/10	100,000,000	99,958,750
0.25% due 02/25/11	50,000,000	49,852,100
0.75% due 03/18/11	25,000,000	25,045,600
0.48%due 05/11/10	25,000,000	25,004,700
1.12% due 06/30/10	25,000,000	25,004,125
0.57% due 12/29/10	25,000,000	24,998,125
0.45% due 02/25/11	25,000,000	24,957,825
0.57% due 07/06/10	15,000,000	15,012,645
Federal Agricultural Mortgage Corporation
0.50% due 10/01/10	50,000,000	50,042,000
0.45% due 10/01/10	50,000,000	50,029,500
0.40% due 12/28/10	25,000,000	24,966,725
Federal Home Loan Bank**
0.50% due 04/06/11	50,000,000	49,947,900
0.57% due 04/13/11	30,000,000	29,986,860

	Face	Market
	Amount	Value
Federal Farm Credit Bank*
0.45% due 10/21/10	50,000,000	$49,984,800

TOTAL FEDERAL AGENCY BONDS (Cost $545,117,567)		544,791,655

STRUCTURED NOTES(b)†† - 3.5%
Swedish Export Credit Corp., S&P Diversified Trends Indicator Price Return Linked Notes 0.00% due 04/06/11	21,000,000	21,142,459
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 0.03% due 05/20/10	20,000,000	17,820,523
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Price Return Linked Notes 0.00% due 06/09/10	15,000,000	12,502,208
Merrill Lynch & Co., S&P Diversified Trends Indicator Total Return Linked Notes 0.03% due 06/24/10	15,000,000	11,765,622
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return Linked Notes at 0.00% due 05/06/10	12,000,000	10,169,743
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes at 0.01% due 10/04/10	10,000,000	8,006,465

TOTAL STRUCTURED NOTES
(Cost $93,000,000)		81,407,020

WORLD BANK DISCOUNT NOTE(b) - 3.0%
IBRD Discount Note
0.03% due 04/01/10	50,000,000	50,000,000
0.21% due 07/01/10	20,000,000	19,991,400

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $69,989,383)		69,991,400

	Contracts
OPTIONS PURCHASED(a) - 0.0%
Australian Dollar Currency Futures Contracts Expiring April 2010 with strike price of 93	500	30,000

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Managed Futures Fund

	Face	Market
	Amount	Value
TOTAL OPTIONS PURCHASED
(Cost $151,425)		$30,000

REPURCHASE AGREEMENTS(b)† - 10.2%
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	88,545,664	88,545,664
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	70,634,324	70,634,324
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	69,838,833	69,838,833
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	7,482,732	7,482,732

TOTAL REPURCHASE AGREEMENTS (Cost $236,501,553)		236,501,553

TOTAL LONG SECURITIES 97.3%
(Cost $2,268,303,178)		$2,256,372,982

	Contracts
OPTIONS WRITTEN(a) - 0.0%
Australian Dollar Currency Futures Contracts Expiring April 2010 with strike price of 90	500	(625,000)
Cotton #2 Futures Contracts Expiring July 2010 with strike price of 84	300	(775,500)

TOTAL OPTIONS WRITTEN
(Premiums Received $1,502,030)		(1,400,500)

Cash & Other Assets, Less Liabilities - 2.7%		$61,836,217

Total Net Assets - 100.0%		$2,318,215,199

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
June 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $76,377,600)	2,040	$4,858,296
May 2010 May 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $124,693,750)	1,405	3,745,038
June 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $29,180,800)	880	1,745,907
August 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $11,641,000)	350	1,001,365
July 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $39,188,800)	448	365,448

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
April 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $7,332,500)	250	$249,575
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $11,251,500)	300	29,550
July 2010 Coffee Futures Contracts (Aggregate Market Value of Contracts $30,917,137)	597	(179,218)
June 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $81,820,200)	735	(2,215,548)
(Total Aggregate Market Value of Contracts $412,403,287)		$9,600,413

FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $179,485,547)	1,545	315,547
June 2010 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $177,671,250)	1,530	(1,637,969)

(Total Aggregate Market Value of Contracts $357,156,797)		$(1,322,422)

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 Canadian Dollar Futures Contracts (Aggregate Market Value of Contracts $24,806,880)	252	286,744
June 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $281,570,063)	2,105	(9,898,763)

(Total Aggregate Market Value of Contracts $306,376,943)		$(9,612,019)

COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
July 2010 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $17,513,440)	950	4,429,848
December 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $48,355,000)	1,900	3,174,456
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $60,200,000)	3,200	2,457,142
July 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $31,550,250)	1,770	1,716,022

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Managed Futures Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
July 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $10,672,000)	460	$799,504
July 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $93,337,500)	1,965	717,966
March 2011 Soybean Futures Contracts (Aggregate Market Value of Contracts $27,997,500)	600	(140,867)
July 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $3,946,800)	132	(207,606)
September 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $22,267,500)	750	(848,775)

(Total Aggregate Market Value of Contracts $315,839,990)		$12,097,690

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 EURO Futures Contracts (Aggregate Market Value of Contracts $315,726,125)	1,870	$2,466,272
June 2010 British Pound Futures Contracts (Aggregate Market Value of Contracts $123,256,250)	1,300	(864,500)
June 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $49,229,375)	415	(964,913)

(Total Aggregate Market Value of Contracts $488,211,750)		$636,859

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $267,407,020 as of March 31, 2010.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6%
Information Technology - 7.1%
3Com Corporation* §	274,830	$2,113,443
Computer Sciences Corp.* §	5,630	306,779
Hewitt Associates, Inc. — Class A* §	7,680	305,510
Tech Data Corporation*§	6,100	255,590
Corning, Inc. §	12,540	253,433
Switch & Data Facilities Company, Inc.*	12,800	227,328
Fiserv, Inc.* §	4,460	226,390
Sohu.com, Inc.* §	4,140	226,044
Akamai Technologies, Inc.* §	7,060	221,755
Diebold, Inc. §	6,890	218,826
EMC Corporation* §	11,920	215,037
CA, Inc. §	8,880	208,414
Compuware Corporation* §	24,520	205,968
Altera Corporation §	8,450	205,419
Broadridge Financial Solutions, Inc. §	8,130	173,819
WebMD Health Corporation — Class A* §	3,360	155,837
Micron Technology, Inc.* §	14,720	152,941
eBay, Inc.* §	5,330	143,643
International Business Machines Corporation §	1,020	130,815
QLogic Corporation* §	6,440	130,732
Brocade Communications Systems, Inc.* §	22,450	128,189
Cypress Semiconductor Corporation* §	9,060	104,190
ANSYS, Inc.* §	2,340	100,948
Cree, Inc.* §	1,280	89,882
Ingram Micro, Inc. — Class A*§	4,570	80,203
Ciena Corporation* §	5,000	76,200
F5 Networks, Inc.* §	1,160	71,352
Western Digital Corporation*§	1,780	69,402
Apple, Inc.* §	280	65,780
Broadcom Corp. — Class A §	1,940	64,369
Fidelity National Information Services, Inc.	2,740	64,226
Red Hat, Inc.* §	1,570	45,954
Silicon Laboratories, Inc.* §	950	45,287
Factset Research Systems, Inc.	550	40,354
Marvell Technology Group, Ltd.* §	1,850	37,703
Teradata Corporation* §	970	28,023
Fairchild Semiconductor International, Inc. — Class A*	2,410	25,667
Cognizant Technology Solutions Corporation — Class A* §	400	20,392
Jabil Circuit, Inc. §	1,220	19,752
Google, Inc. — Class A* §	20	11,340
Amphenol Corp. — Class A §	160	6,750

Total Information Technology		7,273,686

Financials - 6.4%
Allied Capital Corporation*	133,880	665,384
Riskmetrics Group, Inc.*	18,850	426,198

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Financials - 6.4% (continued)
Allied World Assurance Company Holdings, Ltd.	6,900	$309,465
Annaly Capital Management, Inc.	16,830	289,139
First Horizon National Corporation*	20,421	286,913
American Financial Group, Inc.	9,280	264,016
Digital Realty Trust, Inc.	4,530	245,526
Discover Financial Services	15,010	223,649
BB&T Corporation	6,690	216,689
Hudson City Bancorp, Inc.	14,510	205,461
M&T Bank Corporation	2,300	182,574
MetLife, Inc.	3,920	169,893
IntercontinentalExchange, Inc.*	1,510	169,392
Federated Investors, Inc. — Class B	6,410	169,096
BlackRock, Inc. — Class A	760	165,498
Brown & Brown, Inc.	9,230	165,402
Assurant, Inc.	4,020	138,208
Raymond James Financial, Inc.	4,200	112,308
HRPT Properties Trust	13,480	104,874
Student Loan Corporation	2,720	96,642
Axis Capital Holdings, Ltd.	3,000	93,780
Unum Group	3,720	92,144
Torchmark Corporation	1,720	92,037
Public Storage	960	88,310
Genworth Financial, Inc. — Class A*	4,680	85,831
Harleysville National Corporation	12,810	85,827
Wesco Financial Corporation	220	84,810
HCP, Inc.	2,480	81,840
CME Group, Inc. — Class A	250	79,027
BancorpSouth, Inc.	3,770	79,019
Forest City Enterprises, Inc. — Class A*	4,960	71,474
Commerce Bancshares, Inc.	1,700	69,938
Ameriprise Financial, Inc.	1,500	68,040
Health Care REIT, Inc.	1,470	66,488
Hospitality Properties Trust	2,750	65,862
First Citizens BancShares, Inc. — Class A	310	61,616
Host Hotels & Resorts, Inc.	4,050	59,332
Senior Housing Properties Trust	2,450	54,267
Douglas Emmett, Inc.	3,450	53,026
HCC Insurance Holdings, Inc.	1,900	52,440
Alexandria Real Estate Equities, Inc.	680	45,968
Duke Realty Corporation	3,470	43,028
Corporate Office Properties Trust SBI MD	990	39,729
Janus Capital Group, Inc.	2,690	38,440
Associated Banc-Corporation	2,750	37,950
Morgan Stanley	1,030	30,169
Endurance Specialty Holdings, Ltd.	800	29,720
Hanover Insurance Group, Inc.	680	29,655
NASDAQ OMX Group, Inc.*	1,340	28,301
Transatlantic Holdings, Inc.	510	26,928
AmeriCredit Corporation*	1,130	26,849

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Financials - 6.4% (continued)
W.R. Berkley Corporation	1,020	$26,612
Aflac, Inc.	380	20,630
Popular, Inc.	6,480	18,857
StanCorp Financial Group, Inc.	360	17,147
US Bancorp	620	16,046
TD Ameritrade Holding Corporation*	750	14,295
Invesco, Ltd.	520	11,393
Prudential Financial, Inc.	180	10,890
Cullen	170	9,486
Protective Life Corporation	370	8,136
Lazard, Ltd. — Class A	220	7,854
Brandywine Realty Trust	590	7,204
Eaton Vance Corporation §	200	6,708
Washington Federal, Inc.	40	813
Liberty Property Trust	20	679

Total Financials		6,644,922

Consumer Discretionary - 6.1%
Stanley Black & Decker, Inc.	24,454	1,403,904
Interpublic Group of Companies, Inc.* §	36,991	307,765
Burger King Holdings, Inc. §	13,980	297,215
Comcast Corp. — Class A §	15,780	296,980
Hasbro, Inc. §	6,790	259,921
priceline.com, Inc.* §	780	198,900
Ross Stores, Inc. §	3,080	164,688
Darden Restaurants, Inc. §	3,450	153,663
Big Lots, Inc.* §	3,660	133,297
Liberty Global, Inc. — Class A* §	4,540	132,386
Family Dollar Stores, Inc. §	3,360	123,010
Garmin, Ltd. §	3,120	120,058
Lennar Corp. — Class A §	6,940	119,437
VF Corporation §	1,450	116,217
Liberty Media Corporation — Starz* §	1,650	90,222
Amazon.com, Inc.* §	650	88,224
Dollar General Corp.* §	3,490	88,123
PetSmart, Inc. §	2,750	87,890
Interactive Data Corporation §	2,730	87,360
NIKE, Inc. — Class B	1,180	86,730
Dollar Tree, Inc.* §	1,460	86,461
Polo Ralph Lauren Corporation — Class A	1,010	85,890
NetFlix, Inc.* §	1,160	85,538
AutoNation, Inc.* §	4,490	81,179
LKQ Corporation* §	3,960	80,388
Viacom, Inc. — Class B* §	2,180	74,948
Autoliv, Inc. §	1,440	74,203
Guess?, Inc. §	1,560	73,289
Kohl’s Corporation*	1,290	70,666
Virgin Media, Inc. §	3,570	61,618
Royal Caribbean Cruises, Ltd.* §	1,640	54,104
Federal Mogul Corporation* §	2,890	53,060
Lowe’s Companies, Inc. §	2,180	52,843
Time Warner Cable, Inc. — Class A §	960	51,178
Brinker International, Inc. §	2,450	47,236

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Consumer Discretionary - 6.1% (continued)
Ford Motor Company* §	3,720	$46,760
Thor Industries, Inc. §	1,510	45,617
Gap, Inc. §	1,960	45,296
Phillips-Van Heusen Corporation	760	43,594
Nordstrom, Inc.	1,040	42,484
TJX Companies, Inc. §	990	42,095
Service Corporation International	4,420	40,576
DISH Network Corporation — Class A §	1,900	39,558
CBS Corporation — Class B §	2,750	38,335
Best Buy Company, Inc. §	840	35,734
BorgWarner, Inc.* §	930	35,507
, Ltd. Brands, Inc. §	1,420	34,960
Staples, Inc. §	1,490	34,851
Bed Bath & Beyond, Inc.* §	760	33,258
H&R Block, Inc.	1,750	31,150
Madison Square Garden, Inc. — Class A*	1,360	29,553
CTC Media, Inc. §	1,620	27,896
AutoZone, Inc.* §	150	25,964
Sherwin-Williams Company §	360	24,365
Warner Music Group Corporation* §	3,510	24,289
Lamar Advertising Company — Class A* §	690	23,701
Advance Auto Parts, Inc. §	540	22,637
International Speedway § Corporation — Class A	840	21,647
Coach, Inc.	520	20,550
O’Reilly Automotive, Inc.* §	490	20,438
Harley-Davidson, Inc. §	680	19,088
TRW Automotive Holdings Corporation* §	640	18,291
Carnival Corporation	400	15,552
Leggett & Platt, Inc.	690	14,932
GameStop Corporation — Class A* §	670	14,680
Sears Holdings Corporation*	120	13,012
Target Corporation	210	11,046

Total Consumer Discretionary		6,326,007

Utilities - 5.4%
Allegheny Energy, Inc.	54,140	1,245,220
NRG Energy, Inc.* §	15,201	317,701
American Water Works Company, Inc. §	14,490	315,302
Northeast Utilities §	11,371	314,295
Questar Corporation §	7,230	312,336
Atmos Energy Corporation §	10,891	311,156
Xcel Energy, Inc. §	14,651	310,601
DPL, Inc. §	11,390	309,694
CMS Energy Corporation §	19,841	306,742
PG&E Corporation §	7,170	304,151
Wisconsin Energy Corporation §	5,950	293,990
Energen Corporation §	6,210	288,951
OGE Energy Corporation §	6,060	235,976
DTE Energy Company §	4,490	200,254
AES Corporation* §	12,140	133,540

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Utilities - 5.4% (continued)
American Electric Power Company, Inc. §	3,840	$131,251
Entergy Corporation §	1,250	101,688
NiSource, Inc. §	5,330	84,214
FPL Group, Inc. §	580	28,032
Dynegy, Inc. — Class A* §	11,670	14,704
Mirant Corporation* §	1,270	13,792
CenterPoint Energy, Inc. §	400	5,744
MDU Resources Group, Inc. §	90	1,942

Total Utilities		5,581,276

Health Care - 5.2%
Varian, Inc.* §	24,700	1,278,966
Biogen Idec, Inc.* §	6,791	389,532
Watson Pharmaceuticals, Inc.* §	7,450	311,187
LifePoint Hospitals, Inc.* §	8,291	304,943
Amgen, Inc.* §	5,040	301,190
Baxter International, Inc. §	5,130	298,566
Millipore Corporation* §	2,810	296,736
ResMed, Inc.* §	4,640	295,336
Universal Health Services, Inc. — Class B §	7,740	271,597
Lincare Holdings, Inc.* §	4,640	208,243
Community Health Systems, Inc.* §	5,250	193,883
Abbott Laboratories §	2,560	134,861
Henry Schein, Inc.* §	2,080	122,512
Omnicare, Inc. §	4,170	117,969
Endo Pharmaceuticals Holdings, Inc.* §	4,970	117,739
AmerisourceBergen Corporation — Class A §	3,800	109,896
Mylan, Inc.* §	4,401	99,947
Kinetic Concepts, Inc.* §	1,860	88,927
Thermo Fisher Scientific, Inc.* §	1,700	87,448
Intuitive Surgical, Inc.* §	150	52,219
Hospira, Inc.* §	880	49,852
VCA Antech, Inc.* §	1,430	40,083
Express Scripts, Inc. — Class A* §	390	39,686
Johnson & Johnson §	520	33,904
Health Management § Associates, Inc. — Class A*	3,521	30,281
Bristol-Myers Squibb Company §	730	19,491
Allscripts-Misys Healthcare Solutions, Inc.* §	991	19,384
Boston Scientific Corp.* §	2,660	19,205
McKesson Corporation §	290	19,059
Gilead Sciences, Inc.* §	380	17,282
Edwards Lifesciences Corporation* §	100	9,888
Perrigo Company §	160	9,395
Coventry Health Care, Inc.* §	110	2,719
Becton Dickinson and Company	10	787

Total Health Care		5,392,713

Energy - 4.8%
BJ Services Company	94,900	2,030,860
Smith International, Inc.	13,260	567,793
XTO Energy, Inc.	9,830	463,779

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Energy - 4.8% (continued)
Overseas Shipholding Group, Inc.	5,140	$201,642
Murphy Oil Corporation	3,040	170,818
Rowan Companies, Inc.*	5,520	160,687
Anadarko Petroleum Corporation	2,160	157,313
Hess Corporation	2,410	150,746
Whiting Petroleum Corporation*	1,580	127,727
Concho Resources, Inc.*	2,370	119,353
Occidental Petroleum Corporation	1,320	111,593
Pride International, Inc.*	3,360	101,170
EOG Resources, Inc.	890	82,717
Williams Companies, Inc.	3,320	76,692
National Oilwell Varco, Inc.	1,470	59,653
Peabody Energy Corporation	1,220	55,754
Chevron Corporation	610	46,256
Alpha Natural Resources, Inc.*	690	34,424
Arch Coal, Inc.	1,280	29,248
Frontline, Ltd.	880	26,954
Tidewater, Inc.	550	25,999
Continental Resources, Inc.*	550	23,403
Dresser-Rand Group, Inc.*	710	22,308
Diamond Offshore Drilling, Inc.	240	21,314
Marathon Oil Corporation	430	13,605
Noble Energy, Inc.	110	8,030
Cabot Oil & Gas Corporation	180	6,624
Atwood Oceanics, Inc.*	110	3,809

Total Energy		4,900,271

Industrials - 4.1%
Timken Company §	10,700	321,107
Thomas & Betts Corporation*§	8,110	318,236
Alexander & Baldwin, Inc. §	8,520	281,586
Goodrich Corporation §	3,410	240,473
K-Tron International, Inc.*	1,360	203,959
Harsco Corporation §	6,030	192,598
Union Pacific Corporation §	2,620	192,046
United Parcel Service, Inc. — Class B §	2,930	188,721
Norfolk Southern Corporation §	3,100	173,259
L-3 Communications Holdings, Inc. §	1,830	167,683
Dover Corporation §	3,470	162,223
WESCO International, Inc.* §	4,620	160,360
Precision Castparts Corp. §	1,210	153,319
CSX Corporation §	3,000	152,700
Gardner Denver, Inc. §	3,040	133,882
Kansas City Southern* §	3,360	121,531
Eaton Corporation §	1,570	118,959
TransDigm Group, Inc. §	2,080	110,323
WW Grainger, Inc. §	1,010	109,201
Bowne & Company, Inc.	9,330	104,123
ITT Corporation §	1,410	75,590
Roper Industries, Inc. §	1,190	68,830
Hubbell, Inc. — Class B §	1,320	66,568
Waste Services, Inc.*	6,614	65,412
Pentair, Inc. §	1,800	64,116
GATX Corporation §	2,090	59,879
Cummins, Inc. §	840	52,038
FTI Consulting, Inc.* §	1,240	48,757

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Industrials - 4.1% (continued)
Joy Global, Inc. §	780	$44,148
Flowserve Corporation §	390	43,005
Bucyrus International, Inc. — Class A §	500	32,995
Snap-On, Inc. §	440	19,070
Trinity Industries, Inc. §	860	17,166
Robert Half International, Inc. §	240	7,303
Spirit Aerosystems Holdings, Inc. — Class A* §	180	4,208
Kirby Corporation* §	50	1,908

Total Industrials		4,277,282

Consumer Staples - 3.7%
PepsiCo, Inc. §	17,857	1,181,419
Alberto-Culver Company — Class B §	14,830	387,804
Church & Dwight Company, Inc. §	4,600	307,970
JM Smucker Company §	5,030	303,108
Del Monte Foods Company §	18,630	271,998
ConAgra Foods, Inc. §	10,810	271,007
Dean Foods Company*§	10,870	170,550
Wal-Mart Stores, Inc. §	2,730	151,788
Whole Foods Market, Inc.* §	3,680	133,032
Philip Morris International, Inc. §	2,230	116,317
Herbalife, Ltd. §	2,090	96,391
Bunge, Ltd. §	1,530	94,294
Diedrich Coffee, Inc.* §	2,630	91,524
Coca-Cola Company §	1,490	81,950
Rite Aid Corporation*§	35,760	53,640
Reynolds American, Inc. §	570	30,769
Hansen Natural Corporation* §	500	21,690

Total Consumer Staples		3,765,251

Materials - 2.5%
Nucor Corporation §	6,730	305,407
Reliance Steel & Aluminum Company §	5,820	286,519
Cliffs Natural Resources, Inc. §	2,730	193,694
Ball Corporation §	3,030	161,741
Ashland, Inc. §	2,810	148,284
Steel Dynamics, Inc. §	7,010	122,465
Allegheny Technologies, Inc. §	2,080	112,299
Aptargroup, Inc. §	2,670	105,064
United States Steel Corp. §	1,490	94,645
Walter Energy, Inc. §	1,010	93,193
Eastman Chemical Company §	1,430	91,062
Valspar Corporation §	3,040	89,619
Compass Minerals International, Inc. §	1,100	88,253
MeadWestvaco Corporation §	3,440	87,892
Crown Holdings, Inc.* §	3,250	87,620
Bemis Company, Inc. §	2,930	84,150
RPM International, Inc. §	2,980	63,593
Huntsman Corporation §	4,970	59,889
Pactiv Corporation* §	1,850	46,583
International Paper Company §	1,600	39,376
Celanese Corp. § — Class A	1,170	37,264
Intrepid Potash, Inc.* §	1,160	35,183
PPG Industries, Inc. §	510	33,354

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Materials - 2.5% (continued)
Albemarle Corporation §	780	$33,251
Sonoco Products Company §	950	29,250
Sealed Air Corporation §	1,380	29,090
Cabot Corporation §	270	8,208
Airgas, Inc. §	1	64
Terra Industries, Inc. §	1	46

Total Materials		2,567,058

Telecommunication Services - 0.3%
Verizon Communications, Inc. §	8,510	263,980

TOTAL COMMON STOCKS
(Cost $39,787,352)		46,992,446

EXCHANGE TRADED FUNDS(a) - 3.2%
iShares MSCI Chile Investable Market Index Fund §	16,282	894,533
iShares MSCI Malaysia Index Fund §	35,722	417,233
Vanguard Emerging Markets §	7,200	303,696
iShares MSCI Emerging Markets Index Fund §	7,171	302,043
iPath MSCI India Index §	4,240	283,444
iShares MSCI South Africa Index Fund §	4,500	271,935
iShares MSCI Switzerland Index Fund §	9,900	229,086
iShares MSCI South Korea Index Fund §	3,400	170,000
iShares MSCI Turkey Index Fund §	1,800	103,158
iShares MSCI Sweden Index Fund	3,280	83,279
iShares MSCI Australia Index Fund	2,700	64,719
iShares MSCI Mexico Investable Market Index Fund §	730	38,960
iShares MSCI Canada Index Fund §	1,020	28,448
iShares MSCI Japan Index Fund §	2,640	27,562
iShares MSCI Hong Kong Index Fund	1,510	24,598
iShares MSCI Singapore Index Fund §	1	12

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,704,815)		3,242,705

CLOSED-END FUND(a) - 9.2%
Cohen & Steers Infrastructure Fund, Inc. §	48,061	715,628
First Trust Enhanced Equity Income Fund §	48,450	578,493
Liberty All Star Equity Fund §	119,780	568,955
Nuveen Core Equity Alpha Fund §	44,670	551,228
Calamos Strategic Total Return Fund §	58,230	532,804
Cohen & Steers Quality Income Realty Fund, Inc. §	72,090	514,002

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 45.6% (continued)
Closed-End Funds(a) - 9.2% (continued)
Eaton Vance Tax-Advantaged
Dividend Income Fund	28,360	$458,865
Royce Value Trust, Inc. §	32,458	384,303
DWS Dreman Value Income Edge Fund, Inc. §	23,795	308,145
Blackrock Dividend Achievers Trust §	31,770	292,919
H&Q Healthcare Investors §	21,368	273,938
John Hancock Tax-Advantaged Dividend Income Fund §	19,357	270,417
John Hancock Bank and Thrift Opportunity Fund §	15,990	268,792
Tri-Continental Corporation	21,330	261,719
Petroleum & Resources Corporation §	10,565	251,764
Macquarie Global Infrastructure Total Return Fund, Inc. §	15,460	246,432
Adams Express Company §	21,249	224,177
General American Investors Company, Inc. §	7,902	195,812
Zweig Fund, Inc. §	53,500	189,390
BlackRock Strategic Dividend Achievers Trust §	19,070	183,453
Clough Global Equity Fund §	11,797	169,051
Gabelli Global Deal Fund §	10,880	155,475
H&Q Life Sciences Investors	15,040	154,611
LMP Capital and Income Fund, Inc.	13,990	150,532
Neuberger Berman Real Estate Securities Income Fund, Inc. §	43,620	150,053
Old Mutual Claymore Long-Short Fund §	16,190	141,986
Royce Micro-Capital Trust, Inc. §	15,320	125,471
Nuveen Diversified Dividend and Income Fund §	11,320	121,350
Madison §	12,670	119,098
Nuveen Tax-Advantaged Total Return Strategy Fund	9,340	109,745
Cohen & Steers Dividend Majors Fund, Inc. §	8,730	97,252
Source Capital, Inc. §	2,090	96,997
Nuveen Tax-Advantaged Dividend Growth Fund	7,740	94,815
Lazard Global Total Return and Income Fund, Inc. §	5,860	90,889
Liberty All Star Growth Fund, Inc.	23,420	87,591
LMP Real Estate Income Fund, Inc.	8,380	75,671
Franklin Universal Trust §	12,050	71,457
Macquarie §	5,130	65,100
Blue Chip Value Fund, Inc.	18,660	61,765
Royce Focus Trust, Inc. §	7,503	50,120

TOTAL CLOSED-END FUND (Cost $7,923,989)		9,460,265

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b) † - 36.3%
Morgan Stanley
issued 03/31/10 at 0.00% due 04/01/10	10,348,858	$10,348,858
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10	9,748,861	9,748,861
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	8,255,453	8,255,453
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	8,162,479	8,162,479
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	874,551	874,551

TOTAL REPURCHASE AGREEMENTS (Cost $37,390,202)		37,390,202

		Market
	Contracts	Value
OPTIONS PURCHASED(a) - 0.0%
3COM Corp. Expiring April 2010 with strike price of 7.5	920	$4,600

TOTAL OPTIONS PURCHASED (Cost $10,120)		4,600

TOTAL LONG INVESTMENTS - 94.3% (cost $87,816,478)		$97,090,218

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS SOLD SHORT- (38.9)%
Oil & Gas Drilling - 0.0%
Unit Corporation *	(100)	$(4,228)

Apparel, Accessories & Luxury
Goods - 0.0%
Hanesbrands, Inc. *	(270)	(7,511)

Security & Alarm Services - 0.0%
Brink’s Company	(280)	(7,904)

Consumer Finance - 0.0%
Capital One Financial Corporation	(200)	(8,282)

Aluminum - 0.0%
Alcoa, Inc.	(600)	(8,544)

Household Products - 0.0% Colgate-Palmolive Company	(270)	(23,020)

Trading Companies & Distributors - 0.0%
MSC Industrial Direct Company	(510)	(25,837)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT- (38.9)% (continued)
Internet Retail - 0.0%
Expedia, Inc.	(1,270)	$(31,699)

Diversified REIT’s - 0.0%
Vornado Realty Trust	(440)	(33,308)

Coal & Consumable Fuels - 0.0%
Massey Energy Company	(660)	(34,511)

Apparel Retail - 0.0%
American Eagle Outfitters, Inc.	(2,160)	(40,003)

Paper Packaging - (0.0)%
Temple-Inland, Inc.	(2,050)	(41,881)

Technology Distributors - (0.0)%
Arrow Electronics, Inc. *	(1,470)	(44,291)

Life & Health Insurance - 0.1%
Lincoln National Corporation	(660)	(20,262)
Principal Financial Group, Inc.	(900)	(26,289)

		(46,551)

Tires & Rubber - (0.1)%
Goodyear Tire & Rubber Company *	(4,080)	(51,571)

Electronic Manufacturing Services - (0.1)%
Molex, Inc.	(40)	(834)
Trimble Navigation, Ltd. *	(1,830)	(52,558)

		(53,392)

Publishing - (0.1)%
New York Times Company *	(310)	(3,450)
Gannett Company, Inc.	(3,270)	(54,020)

		(57,470)

Department Stores - (0.1)%
Macy’s, Inc.	(2,810)	(61,174)

Leisure Products - (0.1)% Mattel, Inc.	(2,760)	(62,762)

Home Improvement Retail - (0.1)%
Home Depot, Inc.	(2,060)	(66,641)
Food Retail - (0.1)% SUPERVALU, Inc.	(4,090)	(68,221)

Multi-Line Insurance - 0.1%
Hartford Financial Services Group, Inc.	(240)	(6,821)
American International Group, Inc. *	(810)	(27,653)
Loews Corporation	(950)	(35,416)

		(69,890)

Oil & Gas Storage & Transportation - (0.1)%
Teekay Corporation	(1,330)	(30,244)

		Market
	Shares	Value
COMMON STOCKS - (38.9)% (continued)
El Paso Corporation	(3,920)	$(42,493)

		(72,737)

Restaurants - (0.1)%
Wendy’s	(16,000)	(80,000)

Mortgage REIT’s - (0.1)%
CapitalSource, Inc.	(15,290)	(85,471)

Auto Parts & Equipment - (0.1)%
Gentex Corporation	(1,460)	(28,353)
Johnson Controls, Inc.	(2,020)	(66,640)

		(94,993)

Cable & Satellite - (0.1)%
Scripps Networks Interactive, Inc.	(290)	(12,862)
Cablevision Systems Corporation	(3,420)	(82,559)

		(95,421)

Electronic Components - (0.1)%
AVX Corporation	(6,900)	(97,980)

Steel - (0.1)%
Commercial Metals Company	(2,180)	(32,831)
AK Steel Holding Corporation	(3,030)	(69,266)

		(102,097)

Health Care Facilities - (0.1)%
Tenet Healthcare Corporation *	(18,370)	(105,076)

Home Furnishings - (0.1)%
Mohawk Industries, Inc. *	(1,980)	(107,672)

Broadcasting - (0.1)%
Central European Media Enterprises, Ltd. *	(770)	(22,569)
Liberty Media Corporation — Capital *	(2,360)	(85,833)

		(108,402)

Electronic Equipment & Instruments - (0.1)%
Itron, Inc. *	(1,510)	(109,581)

Reinsurance - (0.1)%
RenaissanceRe Holdings, Ltd.	(260)	(14,758)
Everest Re Group, Ltd.	(1,200)	(97,116)

		(111,874)

Housewares & Specialties - (0.1)%
Fortune Brands, Inc.	(180)	(8,732)
Newell Rubbermaid, Inc.	(6,900)	(104,880)

		(113,612)

Consumer Electronics - (0.1)%
Harman International Industries, Inc.	(2,520)	(117,886)

Multi - Line Insurance - (0.1)%
American National Insurance Company	(410)	(46,551)
Unitrin, Inc.	(2,620)	(73,491)

		(120,042)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT - (38.9)% (continued)
Industrial Conglomerates - (0.1)%
McDermott International, Inc. *	(2,330)	$(62,724)
3M Company	(840)	(70,199)

		(132,923)

Other Diversified Financial Services - (0.1)%
JPMorgan Chase & Company	(810)	(36,248)
Citigroup, Inc. *	(9,910)	(40,136)
Bank of America Corporation	(3,190)	(56,942)

		(133,326)

Real Estate Services - (0.1)%
CB Richard Ellis Group, Inc. *	(3,410)	(54,048)
Jones Lang LaSalle, Inc.	(1,140)	(83,095)

		(137,143)

Office REIT’s - (0.1)%
Boston Properties, Inc.	(1,860)	(140,318)

Office Electronics - (0.1)%
Zebra Technologies Corp. *	(4,770)	(141,192)

Forest Products - (0.1)%
Weyerhaeuser Company	(3,220)	(145,769)

Life Sciences Tools & Services - (0.2)%
Covance, Inc. *	(30)	(1,842)
Charles River Laboratories International, Inc. *	(3,690)	(145,054)

		(146,896)

Computer Hardware - (0.2)%
Dell, Inc. *	(10,440)	(156,704)

Retail REIT’s - (0.2)%
Kimco Realty Corporation	(1,730)	(27,057)
Regency Centers Corporation	(730)	(27,353)
Taubman Centers, Inc.	(2,590)	(103,393)

		(157,803)

Fertilizers & Agricultural Chemicals - (0.2)%
Monsanto Company	(440)	(31,425)
Scotts Miracle-Gro Company	(2,860)	(132,561)

		(163,986)

Homebuilding - (0.2)%
MDC Holdings, Inc.	(1,230)	(42,570)
KB Home	(3,480)	(58,290)
NVR, Inc. *	(100)	(72,650)

		(173,510)

Personal Products - (0.2)%
Estee Lauder Companies, Inc.	(2,690)	(174,500)

Specialized REIT’s - (0.2)%
Nationwide Health Properties, Inc.	(580)	(20,387)
Plum Creek Timber Company, Inc.	(4,350)	(169,258)

		(189,645)

Air Freight & Logistics - (0.2)%
UTi Worldwide, Inc.	(3,130)	(47,952)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT- (38.9)% (continued)
FedEx Corporation	(1,570)	$(146,638)

		(194,590)

Specialty Stores - (0.2)%
Dick’s Sporting Goods, Inc. *	(3,470)	(90,602)
Tiffany & Company	(2,190)	(104,003)

		(194,605)

Brewers - (0.2)%
Molson Coors Brewing Company	(4,720)	(198,523)

Diversified Support Services - (0.2)%
Iron Mountain, Inc.	(7,270)	(199,198)

Electrical Components & Equipment - (0.2)%
SunPower Corporation *	(700)	(13,230)
First Solar, Inc. *	(130)	(15,945)
Rockwell Automation, Inc.	(290)	(16,344)
General Cable Corp. * §	(810)	(21,870)
AMETEK, Inc.	(3,400)	(140,964)

		(208,353)

Building Products - (0.2)%
Owens Corning *	(1,390)	(35,362)
Masco Corporation	(4,260)	(66,115)
USG Corporation *	(6,770)	(116,173)

		(217,650)

Diversified Real Estate Activities - (0.2)%
St. Joe Company *	(6,950)	(224,832)

Multi-Sector Holdings - (0.2)%
Leucadia National Corporation *	(9,130)	(226,515)

Diversified Banks - (0.2)%
Comerica, Inc.	(600)	(22,824)
Wells Fargo & Company	(2,860)	(89,003)
New York Community Bancorp, Inc.	(7,330)	(121,238)

		(233,065)

Health Care Distributors - (0.2)%
Patterson Companies, Inc.	(7,510)	(233,185)

Water Utilities - (0.2)%
Aqua America, Inc.	(13,430)	(235,965)

Systems Software - (0.2)%
McAfee, Inc. *	(400)	(16,052)
Symantec Corporation *	(13,700)	(231,804)

		(247,856)

Environmental & Facilities
Services - (0.3)%
IESI-BFC, Ltd.	(4,154)	(71,241)
Stericycle, Inc. *	(3,300)	(179,850)

		(251,091)

Education Services - (0.2)%
Career Education Corporation *	(1,060)	(33,538)
Strayer Education, Inc.	(940)	(228,909)

		(262,447)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT- (38.9)% (continued)
Communications Equipment - (0.3)%
CommScope, Inc. *	(50)	$(1,401)
Motorola, Inc. *	(1,200)	(8,424)
EchoStar Corporation *	(2,080)	(42,182)
Tellabs, Inc.	(30,150)	(228,236)

		(280,243)

Casinos & Gaming - (0.3)%
MGM Mirage *	(510)	(6,120)
Scientific Games Corporation *	(1,970)	(27,738)
Penn National Gaming, Inc. *	(1,110)	(30,858)
Wynn Resorts, Ltd.	(880)	(66,730)
International Game Technology	(4,300)	(79,335)
Las Vegas Sands Corporation *	(3,910)	(82,697)

		(293,478)

Specialized Finance - (0.3)%
NYSE Euronext	(2,950)	(87,350)
Moody’s Corporation	(2,960)	(88,060)
MSCI, Inc. *	(3,410)	(123,101)

		(298,511)

Construction & Farm Machinery & Heavy Trucks - (0.3)%
Terex Corporation *	(1,340)	(30,431)
Manitowoc Company, Inc.	(2,860)	(37,180)
PACCAR, Inc.	(1,470)	(63,710)
Deere & Company	(2,850)	(169,461)

		(300,782)

Tobacco - (0.3)%
Lorillard, Inc.	(2,000)	(150,480)
Altria Group, Inc.	(7,410)	(152,053)

		(302,533)

Pharmaceuticals - (0.3)%
Valeant Pharmaceuticals International *	(330)	(14,160)
Eli Lilly & Company	(1,820)	(65,920)
Allergan, Inc.	(1,530)	(99,940)
King Pharmaceuticals, Inc. *	(12,120)	(142,531)

		(322,551)

Home Entertainment Software - (0.3)%
Activision Blizzard, Inc.	(7,820)	(94,309)
Electronic Arts, Inc. *	(12,250)	(228,585)

		(322,894)

Diversified Metals & Mining - (0.3)%
Southern Copper Corporation	(3,100)	(98,177)
Freeport-McMoRan Copper & Gold, Inc.	(2,690)	(224,723)

		(322,900)

Construction Materials - (0.3)%
Eagle Materials, Inc.	(1,630)	(43,260)
Martin Marietta Materials, Inc.	(660)	(55,143)
Vulcan Materials Company	(4,780)	(225,807)

		(324,210)

Trucking - (0.3)%
Hertz Global Holdings, Inc. *	(1,340)	(13,387)
Con-Way, Inc.	(620)	(21,774)
J.B. Hunt Transport Services, Inc.	(1,680)	(60,278)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT- (38.9)% (continued)
Landstar System, Inc.	(5,580)	$(234,248)

		(329,687)

Application Software - (0.3)%
Autodesk, Inc. *	(3,620)	(106,500)
Cadence Design Systems, Inc. *	(34,900)	(232,434)

		(338,934)

Movies & Entertainment - (0.3)%
News Corporation	(8,500)	(122,485)
Regal Entertainment Group	(12,840)	(225,599)

		(348,084)

Health Care Services - (0.3)%
Laboratory Corporation of America Holdings *	(1,680)	(127,193)
DaVita, Inc. *	(3,540)	(224,436)

		(351,629)

Investment Banking & Brokerage - (0.3)%
Charles Schwab Corporation	(1,980)	(37,006)
Goldman Sachs Group, Inc.	(510)	(87,021)
Jefferies Group, Inc.	(4,030)	(95,390)
Greenhill & Company, Inc.	(1,640)	(134,628)

		(354,045)

Hotels, Resorts & Cruise Lines - (0.3)%
Marriott International, Inc.	(4,150)	(130,808)
Choice Hotels International, Inc.	(6,610)	(230,094)

		(360,902)

Managed Health Care - (0.3)%
WellPoint, Inc. *	(550)	(35,409)
Aetna, Inc.	(1,060)	(37,217)
UnitedHealth Group, Inc.	(1,900)	(62,073)
Health Net, Inc. *	(9,290)	(231,042)

		(365,741)

Residential REIT’s - (0.4)%
Equity Residential	(1,900)	(74,385)
Camden Property Trust	(1,850)	(77,016)
AvalonBay Communities, Inc.	(2,590)	(223,647)

		(375,048)

Computer Storage & Peripherals - (0.4)%
Lexmark International, Inc. *	(1,040)	(37,523)
Seagate Technology	(4,970)	(90,752)
NetApp, Inc. *	(3,330)	(108,425)
SanDisk Corporation *	(4,640)	(160,683)

		(397,383)

Wireless Telecommunication
Services - (0.4)%
United States Cellular Corporation *	(580)	(24,000)
Telephone & Data Systems, Inc.	(1,470)	(49,759)
Sprint Nextel Corporation *	(14,310)	(54,378)
Leap Wireless International, Inc. *	(5,310)	(86,872)
NII Holdings, Inc. *	(2,130)	(88,736)
MetroPCS Communications, Inc. *	(15,770)	(111,652)

		(415,397)

Distillers & Vintners - (0.4)%
Brown-Forman Corporation	(3,570)	(212,236)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT — (38.9)% (continued)
Constellation Brands, Inc. *	(13,270)	(218,159)

		(430,395)

Aerospace & Defense — (0.4)%
Boeing Company	(6,030)	(437,838)

Insurance Brokers — (0.4)%
Arthur J Gallagher & Company	(8,660)	(212,603)
Marsh & McLennan Companies, Inc.	(9,360)	(228,571)

		(441,174)

Gold — (0.4)%
Newmont Mining Corporation	(4,350)	(221,545)
Royal Gold, Inc.	(4,930)	(227,815)

		(449,360)

Thrifts & Mortgage Finance - (0.5)%
First Niagara Financial Group, Inc.	(6,084)	(86,514)
TFS Financial Corporation	(12,061)	(161,014)
Capitol Federal Financial	(6,110)	(228,881)

		(476,409)

Oil & Gas Refining & Marketing - (0.5)%
Valero Energy Corporation	(4,660)	(91,802)
Frontier Oil Corporation	(14,550)	(196,425)
Holly Corporation	(7,460)	(208,209)

		(496,436)

Health Care Equipment - (0.5)%
CR Bard, Inc.	(70)	(6,063)
Hill-Rom Holdings, Inc.	(2,460)	(66,937)
St. Jude Medical, Inc. *	(2,230)	(91,541)
Teleflex, Inc.	(5,380)	(344,697)

		(509,238)

Oil & Gas Exploration & Production — (0.5)%
Devon Energy Corporation	(150)	(9,665)
Mariner Energy, Inc. *	(2,190)	(32,784)
Plains Exploration & Production Company *	(1,670)	(50,083)
Forest Oil Corporation *	(3,430)	(88,563)
Newfield Exploration Company *	(1,840)	(95,772)
Petrohawk Energy Corporation *	(11,810)	(239,507)

		(516,374)

Independent Power Producers & Energy Traders — (0.5)%
Ormat Technologies, Inc.	(4,420)	(124,379)
RRI Energy, Inc. *	(49,620)	(183,098)
Constellation Energy Group, Inc.	(6,460)	(226,811)

		(534,288)

Industrial Machinery - (0.6)%
Crane Company	(370)	(13,135)
Parker Hannifin Corporation	(400)	(25,896)
Danaher Corporation	(440)	(35,160)
Graco, Inc.	(2,740)	(87,680)
Illinois Tool Works, Inc.	(2,560)	(121,242)
Valmont Industries, Inc.	(1,680)	(139,154)
Kennametal, Inc.	(6,980)	(196,278)

		(618,545)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT — (38.9)% (continued)
Semiconductor Equipment - (0.7)%
MEMC Electronic Materials, Inc. *	(1,850)	$(28,360)
Novellus Systems, Inc. *	(3,030)	(75,750)
Applied Materials, Inc.	(6,510)	(87,755)
Varian Semiconductor Equipment Associates, Inc. *	(3,430)	(113,602)
KLA-Tencor Corporation	(5,150)	(159,238)
Lam Research Corporation *	(6,210)	(231,757)

		(696,462)

Internet Software & Services - (0.7)%
Yahoo!, Inc. *	(3,260)	(53,888)
Equinix, Inc. *	(1,990)	(193,707)
IAC *	(9,970)	(226,718)
VeriSign, Inc. *	(8,900)	(231,489)

		(705,802)

Integrated Oil & Gas - (0.7)%
SandRidge Energy, Inc. *	(5,670)	(43,659)
ConocoPhillips	(4,380)	(224,125)
Exxon Mobil Corporation	(6,960)	(466,181)

		(733,965)

Gas Utilities - (0.7)%
Oneok, Inc.	(1,520)	(69,388)
National Fuel Gas Company	(4,090)	(206,749)
Equities Corporation	(5,710)	(234,110)
AGL Resources, Inc.	(6,060)	(234,219)

		(744,466)

Specialty Chemicals - (0.7)%
Cytec Industries, Inc.	(340)	(15,892)
Ecolab, Inc.	(770)	(33,842)
Lubrizol Corporation	(840)	(77,045)
Nalco Holding Company	(5,920)	(144,034)
Valhi, Inc.	(25,857)	(508,866)

		(779,679)

Data Processing & Outsourced
Services - (0.8)%
Global Payments, Inc.	(110)	(5,011)
Automatic Data Processing, Inc.	(2,120)	(94,276)
Paychex, Inc.	(7,340)	(225,338)
NeuStar, Inc. *	(9,090)	(229,068)
Mastercard, Inc.	(940)	(238,760)

		(792,453)

Packaged Foods & Meats - (0.8)%
Sara Lee Corporation	(4,540)	(63,242)
Kellogg Company	(2,520)	(134,644)
Hormel Foods Corporation	(4,370)	(183,584)
Hershey Company	(4,610)	(197,354)
Flowers Foods, Inc.	(9,090)	(224,887)

		(803,711)

Airlines - (0.8)%
Delta Air Lines, Inc. *	(12,050)	(175,809)
Southwest Airlines Company	(14,440)	(190,897)
Continental Airlines, Inc. *	(10,180)	(223,655)
AMR Corporation *	(27,840)	(253,622)

		(843,983)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT - (38.9)% (continued)
Asset Management & Custody Banks - (0.9)%
State Street Corporation	(70)	$(3,160)
Bank of New York Mellon Corporation	(840)	(25,939)
GLG Partners, Inc. *	(12,120)	(37,208)
SEI Investments Company	(2,630)	(57,781)
Legg Mason, Inc.	(2,050)	(58,774)
Affiliated Managers Group, Inc. *	(970)	(76,630)
Ares Capital Corporation	(43,523)	(645,881)

		(905,373)

Semiconductors — (1.1)%
ON Semiconductor Corporation *	(5,100)	(40,800)
Rambus, Inc. *	(2,000)	(43,700)
LSI Corporation *	(8,720)	(53,366)
National Semiconductor Corporation	(8,800)	(127,160)
NVIDIA Corporation *	(9,180)	(159,548)
International Rectifier Corporation *	(8,080)	(185,032)
Integrated Device Technology, Inc. *	(38,020)	(233,063)
Atmel Corporation *	(46,861)	(235,711)

		(1,078,380)

Regional Banks — (1.1)%
Bank of Hawaii Corporation	(210)	(9,440)
SunTrust Banks, Inc.	(490)	(13,127)
City National Corporation	(400)	(21,588)
Fifth Third Bancorp	(1,940)	(26,365)
TCF Financial Corporation	(1,800)	(28,692)
Zions Bancorporation	(1,370)	(29,893)
PNC Financial Services Group, Inc.	(560)	(33,432)
Valley National Bancorp	(2,500)	(38,425)
Synovus Financial Corporation	(19,350)	(63,661)
Huntington Bancshares, Inc.	(13,350)	(71,690)
Wilmington Trust Corporation	(4,590)	(76,056)
Regions Financial Corporation	(11,870)	(93,180)
BOK Financial Corporation	(1,790)	(93,868)
Fulton Financial Corporation	(11,350)	(115,657)
Marshall & Ilsley Corporation	(14,670)	(118,094)
Whitney Holding Corporation	(9,010)	(124,248)
KeyCorp	(31,350)	(242,963)

		(1,200,379)

Property & Casualty Insurance - (1.3)%
First American Corporation	(50)	(1,692)
Alleghany Corporation *	(71)	(20,899)
Fidelity National Financial, Inc. §	(2,120)	(31,418)
OneBeacon Insurance Group, Ltd.	(2,160)	(37,260)
Markel Corporation *	(110)	(41,213)
Allstate Corporation	(1,570)	(50,727)
XL Capital, Ltd.	(3,650)	(68,985)
Old Republic International Corporation	(6,810)	(86,351)
White Mountains Insurance Group, Ltd.	(400)	(142,000)

		Market
	Shares	Value
COMMON STOCKS SOLD SHORT- (38.9)% (continued)
Progressive Corporation	(7,600)	$(145,084)
Mercury General Corporation	(5,270)	(230,404)
Erie Indemnity Company	(5,440)	(234,627)
MBIA, Inc. *	(39,220)	(245,909)

		(1,336,569)

Household Appliances - (1.4)%
Stanley Black & Decker, Inc. §	(24,454)	(1,403,904)

Soft Drinks - (1.4)%
Coca-Cola Enterprises, Inc.	(8,250)	(228,195)
PepsiCo, Inc.	(17,857)	(1,181,419)

		(1,409,614)

Biotechnology - (1.4)%
Abraxis Bioscience, Inc. *	(460)	(23,805)
Amylin Pharmaceuticals, Inc. *	(3,370)	(75,791)
Vertex Pharmaceuticals, Inc. *	(1,880)	(76,836)
Cephalon, Inc. *	(2,030)	(137,593)
Genzyme Corporation *	(3,980)	(206,283)
Alexion Pharmaceuticals, Inc. *	(4,200)	(228,354)
United Therapeutics Corp. *	(4,130)	(228,513)
Celgene Corporation *	(3,690)	(228,632)
BioMarin Pharmaceutical, Inc. *	(9,990)	(233,466)

		(1,439,273)

Multi-Utilities - (1.9)%
SCANA Corporation	(730)	(27,441)
Alliant Energy Corporation	(6,930)	(230,492)
Consolidated Edison, Inc.	(5,190)	(231,163)
TECO Energy, Inc.	(14,610)	(232,153)
Dominion Resources, Inc.	(5,650)	(232,272)
NSTAR	(6,570)	(232,709)
Sempra Energy	(4,670)	(233,033)
Public Service Enterprise Group, Inc.	(7,920)	(233,798)
Integrys Energy Group, Inc.	(4,970)	(235,479)

		(1,888,540)

Electric Utilities - (2.0)%
Duke Energy Corporation	(220)	(3,590)
Pepco Holdings, Inc.	(3,060)	(52,479)
Great Plains Energy, Inc.	(6,040)	(112,163)
Southern Company	(6,940)	(230,130)
PPL Corporation	(8,330)	(230,824)
FirstEnergy Corporation	(36,530)	(1,427,958)

		(2,057,144)

Oil & Gas Equipment & Services - (2.4)%
Helix Energy Solutions Group, Inc. *	(1,490)	(19,415)
FMC Technologies, Inc. *	(490)	(31,669)
Exterran Holdings, Inc. *	(1,940)	(46,890)
Schlumberger, Ltd.	(9,323)	(591,638)
Baker Hughes, Inc.	(38,003)	(1,780,061)

		(2,469,673)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $34,945,196)		$(40,097,504)

		Market
	Contracts	Value
EXCHANGE TRADED FUNDS SOLD SHORT(a) — (8.3)%
iShares MSCI Belgium
Investable Market Index Fund	(120)	$(1,562)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT(a) - (8.3)%
iShares MSCI Austria Investable Market Index Fund	(90)	$(1,778)
iShares MSCI Netherlands Investable Market Index Fund	(90)	(1,836)
iShares MSCI Brazil Index Fund	(30)	(2,210)
iShares MSCI Spain Index Fund	(90)	(3,802)
iShares MSCI Singapore Investable Market Index Fund	(380)	(4,370)
iShares MSCI Taiwan Index Fund	(440)	(5,522)
iShares MSCI BRIC Index Fund	(120)	(5,566)
iShares MSCI United Kingdom Index Fund	(410)	(6,663)
iShares MSCI Germany Index Fund	(490)	(10,721)
iShares MSCI EAFE Index Fund	(580)	(32,480)
iShares MSCI France Index Fund	(1,310)	(32,829)
Powershares QQQ	(1,740)	(83,833)
iShares MSCI Italy
Index Fund	(5,110)	(93,206)
iShares MSCI EMU
Index Fund	(4,350)	(156,296)
iShares Russell 2000
Index Fund	(26,183)	(1,775,469)
SPDR Trust Series 1	(53,849)	(6,299,795)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $7,617,016)		(8,517,938)

		Market
	Contracts	Value
OPTIONS WRITTEN(a) - (0.8)%
IMS Health, Inc. Expiring May 2010 with strike price of 22.5	(30)	-

April 2010 Russell 2000 Index Futures Contracts Expiring April 2010 with strike price of 650	(120)	(387,480)

April 2010 S&P 400 MidCap Index Futures Contracts Expiring April 2010 with strike price of 750	(107)	(464,380)

TOTAL OPTIONS PURCHASED (Cost $767,503)		(851,860)

Cash & Other Assets, Less Liabilities - 53.7%		55,374,136
Total Net Assets - 100.0%		$102,997,065

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
May 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $1,049,580)	7	$147,216
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $537,150)	6	37,642
April 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $381,290)	13	35,735
June 2010 LME Primary Aluminum Futures Contracts (Aggregate Market Value of Contracts $753,594)	13	31,398
June 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $890,560)	8	17,645
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $637,585)	17	14,965
June 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $748,800)	20	14,711
December 2011 LME Zinc Futures Contracts (Aggregate Market Value of Contracts $480,000)	8	12,372
May 2010 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $272,891)	3	9,792
June 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $250,770)	3	8,989
July 2010 Gasoline RBOB Futures Contracts (Aggregate Market Value of
Contracts $191,931)	2	7,074
May 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $262,125)	3	849
September 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $277,800)	6	(2,060)
March 2011 LME Lead Futures Contracts (Aggregate Market Value of Contracts $162,675)	3	(8,260)
Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $252,846)	11	(14,341)

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Rydex | SGI Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)

(Total Aggregate Market Value of Contracts $7,149,597)		$313,727

FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $9,047,050)	115	$202,459
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $9,192,240)	136	126,949
June 2010 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $12,895,078)	111	44,172

(Total Aggregate Market Value of Contracts $31,134,368)		$373,580

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 New Zeland Dollar Futures Contracts (Aggregate Market Value of Contracts $5,512,260)	78	84,045
June 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $5,552,830)	61	64,508

June 2010 Norwegian Krone Futures Contracts (Aggregate Market Value of Contracts $5,359,680)	16	(46,600)
(Total Aggregate Market Value of Contracts $11,065,090)		$101,953

CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $5,216,737)	39	183,203

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Swedish Krona Futures Contracts (Aggregate Market Value of Contracts $5,540,200)	20	$73,390
June 2010 June 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $5,456,750)	46	(109,074)

(Total Aggregate Market Value of Contracts $16,213,688)		$147,519

COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
July 2010 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $285,740)	7	130,525
May 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $450,500)	20	82,696
(Total Aggregate Market Value of Contracts $736,240)		$213,221

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Market Value of Contracts $48,594,000)	224	(61,461)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,475,500)	94	(112,687)

(Total Aggregate Market Value of Contracts $54,069,500)		$(174,148)

*	Non-income producing security.

†	Repurchase Agreements.

§	All or portion of this security is pledged as short security collateral at March 31, 2010.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT	Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. The Fund may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Long/Short Commodities Strategy Fund	$—	$6,356,301	$106,748,537	$—	$113,104,838
Multi-Hedge Strategies Fund	59,695,416	975,851	37,390,202	—	98,061,469
Commodities Strategy Fund	211,197	8,291	32,965,133	—	33,184,621
Managed Futures Strategy Fund	$—	$11,400,521	$2,256,342,982	$—	2,267,743,504

Liabilities
Long/Short Commodities Strategy Fund	—	—	—	—	—
Multi-Hedge Strategies Fund	48,615,440	847,260	—	—	49,462,700
Commodities Strategy Fund	—	—	—	—	—
Managed Futures Strategy Fund	—	1,370,500	—	—	1,370,500

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
Call Options Written
Transactions in options written during the period ended March 31, 2010, were as follows:

	Multi-Hedge Strategies Fund		Managed Futures Strategy Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	517	$831,554	—	$—
Options written	731	1,970,102	2,400	9,480,053
Options terminated in closing purchase transactions	(681)	(2,025,405)	—	—
Options expired	(310)	(8,478)	(500)	(2,735,300)
Options exercised	—	—	(1,100)	(5,242,723)

Options outstanding at March 31, 2010	257	$767,773	800	$1,502,030
New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 8. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements, and there were no events or transactions to be reported.

Item 2. Controls and Procedures.
(a)    Based on their evaluation on May 27, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
(b)    There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

EX.-3(i)
CERTIFICATIONS
I, Richard Goldman, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 27, 2010

/s/ Richard M. Goldman
Richard M. Goldman
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 27, 2010

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	May 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	May 27, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	May 27, 2010
* Print the name and title of each signing officer under his or her signature.